CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 3,035,511,903	$ 2,286,119,379	$ 1,774,970,623
Cost of goods sold	2,468,878,578	1,900,547,673	1,556,776,721
Gross profit	566,633,325	385,571,706	218,193,902
Selling expenses	178,119,294	135,060,972	132,824,382
General and administrative expenses	132,438,833	108,150,293	103,523,355
Research and development expenses	34,099,008	22,258,108	19,926,288
Provision for settlement of lawsuit with Solyndra	45,000,000
(Loss) income from operations	176,976,190	120,102,333	(38,080,123)
Other income (expenses):
Interest income	2,861,901	2,793,449	3,958,465
Interest expense	(52,251,719)	(34,886,391)	(48,444,855)
Foreign exchange loss	(25,139,298)	(21,934,113)	(13,575,849)
Derivatives gain	4,064,972	3,422,052	2,180,418
Equity in (loss) income of equity method investees	1,741,279	(198,148)	(746,434)
Other income, net	7,539,058	7,448,541	9,442,147
(Loss) income before income taxes	115,792,383	76,747,723	(85,266,231)
Income tax benefit (expense)	(29,445,772)	(15,488,073)	13,030,391
Net (loss) income	86,346,611	61,259,650	(72,235,840)
Net loss (income) attributable to the non-controlling interests	(9,831,676)	(1,921,965)	209,905
Net (loss) income attributable to Trina Solar Limited shareholders	$ 76,514,935	$ 59,337,685	$ (72,025,935)
(Loss) earnings per ordinary share
Basic (in dollars per share)	$ 0.02	$ 0.02	$ (0.02)
Diluted (in dollars per share)	$ 0.02	$ 0.01	$ (0.02)
Weighted average ordinary shares outstanding
Basic (in shares)	4,226,950,678	3,881,503,977	3,553,552,756
Diluted (in shares)	5,277,943,367	4,274,694,832	3,553,552,756